Supplemental Financial Statement Disclosures (Details) - Schedule of Breakdown of Identifiable Intangible Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Financial Statement Disclosures (Details) - Schedule of Breakdown of Identifiable Intangible Assets [Line Items]
Total intangible assets	$ 10,296	$ 10,296
Accumulated amortization	(2,260)		$ (6,871)
Intangible assets, net	8,036	10,296	$ 44,212
Customer Relationships [Member]
Supplemental Financial Statement Disclosures (Details) - Schedule of Breakdown of Identifiable Intangible Assets [Line Items]
Total intangible assets	3,461	3,461
Marketing Related - Tradename [Member]
Supplemental Financial Statement Disclosures (Details) - Schedule of Breakdown of Identifiable Intangible Assets [Line Items]
Total intangible assets	$ 6,835	$ 6,835